Commitments and Contingencies - Schedule of Future Financial Obligations Under Leases (Details)	Dec. 31, 2016 USD ($)
2017	$ 106,000
2018	118,000
2019	119,000
2020	120,000
2021	122,000
2022	20,000
TOTAL OBLIGATION	605,000
Wayne - Corporate HQ [Member]
2017	106,000
2018	118,000
2019	119,000
2020	120,000
2021	122,000
2022	20,000
TOTAL OBLIGATION	$ 605,000